Schedule of Investments (unaudited)	iShares® S&P Mid-Cap 400 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Axon Enterprise Inc.(a)	454,489	$71,354,773

Air Freight & Logistics — 0.7%
GXO Logistics Inc.(a)(b)	682,279	61,971,402

Auto Components — 0.9%
Fox Factory Holding Corp.(a)(b)	291,363	49,560,846
Gentex Corp.	867,473	30,231,434
		79,792,280
Banks — 5.5%
Bank of Hawaii Corp.	118,011	9,884,601
Bank OZK	393,171	18,294,247
Cathay General Bancorp.	209,241	8,995,271
CIT Group Inc.	274,600	14,097,964
Commerce Bancshares Inc.	384,390	26,422,969
Cullen/Frost Bankers Inc.	219,905	27,723,423
East West Bancorp. Inc.	982,015	77,264,940
First Financial Bankshares Inc.	887,342	45,112,467
Glacier Bancorp. Inc.	750,654	42,562,082
Hancock Whitney Corp.	270,606	13,535,712
Home BancShares Inc./AR	387,319	9,431,218
PacWest Bancorp.	811,446	36,653,016
Pinnacle Financial Partners Inc.	526,870	50,316,085
Synovus Financial Corp.	402,358	19,260,877
UMB Financial Corp.	297,842	31,604,015
Umpqua Holdings Corp.	555,993	10,697,305
Webster Financial Corp.	257,112	14,357,134
Wintrust Financial Corp.	197,248	17,914,063
		474,127,389
Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	38,977	19,687,283

Biotechnology — 2.3%
Arrowhead Pharmaceuticals Inc.(a)(b)	721,487	47,834,588
Exelixis Inc.(a)	1,160,435	21,212,752
Halozyme Therapeutics Inc.(a)(b)	974,270	39,175,396
Neurocrine Biosciences Inc.(a)	656,493	55,913,509
United Therapeutics Corp.(a)	149,600	32,325,568
		196,461,813
Building Products — 4.6%
Builders FirstSource Inc.(a)	1,326,228	113,671,002
Carlisle Companies Inc.	361,819	89,774,530
Lennox International Inc.	135,111	43,824,604
Simpson Manufacturing Co. Inc.	300,611	41,805,972
Trex Co. Inc.(a)(b)	797,268	107,655,098
		396,731,206
Capital Markets — 3.2%
Affiliated Managers Group Inc.	281,308	46,277,979
Evercore Inc., Class A	270,017	36,681,810
Federated Hermes Inc.	315,495	11,856,302
Interactive Brokers Group Inc., Class A	374,874	29,772,493
Janus Henderson Group PLC	543,016	22,774,091
Jefferies Financial Group Inc.	1,359,454	52,746,815
SEI Investments Co.	433,032	26,388,970
Stifel Financial Corp.	720,466	50,735,216
		277,233,676
Chemicals — 3.2%
Ashland Global Holdings Inc.	168,166	18,104,752
Security	Shares	Value

Chemicals (continued)
Avient Corp.	633,134	$35,423,847
Ingevity Corp.(a)	147,170	10,552,089
Olin Corp.	992,618	57,095,387
RPM International Inc.	457,802	46,238,002
Scotts Miracle-Gro Co. (The)	281,892	45,384,612
Sensient Technologies Corp.	165,576	16,567,535
Valvoline Inc.	1,250,895	46,645,874
		276,012,098
Commercial Services & Supplies — 1.5%
Clean Harbors Inc.(a)	204,382	20,391,192
IAA Inc.(a)(b)	504,470	25,536,271
MSA Safety Inc.	128,555	19,406,663
Tetra Tech Inc.	374,178	63,535,425
		128,869,551
Communications Equipment — 0.9%
Ciena Corp.(a)(b)	675,440	51,988,617
Lumentum Holdings Inc.(a)(b)	225,148	23,813,904
		75,802,521
Construction & Engineering — 0.7%
Dycom Industries Inc.(a)	81,893	7,678,288
MasTec Inc.(a)	201,760	18,618,413
Valmont Industries Inc.	146,871	36,791,185
		63,087,886
Construction Materials — 0.5%
Eagle Materials Inc.	281,473	46,853,996

Consumer Finance — 0.7%
Navient Corp.	1,115,328	23,667,260
SLM Corp.	2,028,831	39,907,106
		63,574,366
Containers & Packaging — 0.3%
AptarGroup Inc.	209,887	25,706,960

Diversified Consumer Services — 1.1%
H&R Block Inc.	559,587	13,183,870
Service Corp. International	1,141,211	81,014,569
		94,198,439
Diversified Telecommunication Services — 0.2%
Iridium Communications Inc.(a)(b)	484,871	20,020,324

Electric Utilities — 0.2%
OGE Energy Corp.	512,537	19,671,170

Electrical Equipment — 2.0%
Acuity Brands Inc.	242,081	51,253,389
Hubbell Inc.	203,327	42,346,914
Nvent Electric PLC	686,886	26,101,668
Regal Rexnord Corp.	196,939	33,515,079
Vicor Corp.(a)	148,268	18,827,071
		172,044,121
Electronic Equipment, Instruments & Components — 2.5%
Cognex Corp.	770,787	59,936,397
Coherent Inc.(a)	169,788	45,255,294
II-VI Inc.(a)(b)	352,559	24,090,356
Jabil Inc.	436,431	30,702,921
Littelfuse Inc.	105,683	33,256,326
National Instruments Corp.	483,700	21,123,179
		214,364,473

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 0.2%
ChampionX Corp.(a)	657,691	$13,291,935

Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A	192,536	9,499,726

Equity Real Estate Investment Trusts (REITs) — 8.7%
American Campus Communities Inc.	529,639	30,343,018
Apartment Income REIT Corp.	510,905	27,931,176
Brixmor Property Group Inc.	1,130,975	28,738,075
Camden Property Trust	707,704	126,452,551
CyrusOne Inc.	570,863	51,217,828
Douglas Emmett Inc.	558,051	18,694,708
EastGroup Properties Inc.	281,542	64,149,345
First Industrial Realty Trust Inc.	622,121	41,184,410
Healthcare Realty Trust Inc.	481,208	15,225,421
Lamar Advertising Co., Class A	397,242	48,185,455
Life Storage Inc.	567,595	86,944,202
National Retail Properties Inc.	546,882	26,288,618
National Storage Affiliates Trust	567,060	39,240,552
PotlatchDeltic Corp.	204,636	12,323,180
PS Business Parks Inc.	87,682	16,148,394
Rayonier Inc.	594,377	23,989,056
Rexford Industrial Realty Inc.	1,048,313	85,028,667
Urban Edge Properties.	340,975	6,478,525
		748,563,181
Food Products — 1.2%
Darling Ingredients Inc.(a)(b)	1,119,735	77,586,438
Lancaster Colony Corp.	65,988	10,927,613
Sanderson Farms Inc.	69,064	13,196,749
		101,710,800
Gas Utilities — 0.3%
National Fuel Gas Co.	328,113	20,979,545

Health Care Equipment & Supplies — 4.6%
Globus Medical Inc., Class A(a)	328,182	23,694,740
ICU Medical Inc.(a)	64,935	15,411,673
Integra LifeSciences Holdings Corp.(a)(b)	256,905	17,210,066
LivaNova PLC(a)	220,871	19,310,751
Masimo Corp.(a)	351,868	103,019,913
Neogen Corp.(a)(b)	431,441	19,591,736
Penumbra Inc.(a)	243,020	69,824,506
Quidel Corp.(a)(b)	262,440	35,426,776
STAAR Surgical Co.(a)(b)	329,506	30,083,898
Tandem Diabetes Care Inc.(a)	439,655	66,176,871
		399,750,930
Health Care Providers & Services — 2.7%
Chemed Corp.	60,726	32,126,483
HealthEquity Inc.(a)	387,074	17,124,154
Molina Healthcare Inc.(a)(b)	198,024	62,987,474
Option Care Health Inc.(a)(b)	959,270	27,281,639
Progyny Inc.(a)(b)	298,751	15,042,113
R1 RCM Inc.(a)(b)	535,232	13,643,063
Tenet Healthcare Corp.(a)	741,329	60,559,166
		228,764,092
Hotels, Restaurants & Leisure — 4.1%
Boyd Gaming Corp.(a)	567,537	37,213,401
Choice Hotels International Inc.	154,715	24,133,993
Churchill Downs Inc.(b)	238,218	57,386,716
Jack in the Box Inc.	103,899	9,089,085
Marriott Vacations Worldwide Corp.	132,642	22,413,845
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Papa John's International Inc.	223,962	$29,892,208
Scientific Games Corp./DE, Class A(a)(b)	667,779	44,627,671
Six Flags Entertainment Corp.(a)	262,936	11,195,815
Texas Roadhouse Inc.	289,503	25,846,828
Wendy's Co. (The)	610,939	14,570,895
Wingstop Inc.	206,403	35,666,438
Wyndham Hotels & Resorts Inc.	419,122	37,574,287
		349,611,182
Household Durables — 1.9%
Helen of Troy Ltd.(a)(b)	166,968	40,818,667
Tempur Sealy International Inc.	1,332,193	62,653,037
TopBuild Corp.(a)(b)	228,155	62,950,246
		166,421,950
Insurance — 1.6%
American Financial Group Inc./OH	215,152	29,544,673
First American Financial Corp.	349,672	27,354,840
Kinsale Capital Group Inc.(b)	148,436	35,311,440
Primerica Inc.	169,609	25,995,971
RLI Corp.	165,316	18,531,924
		136,738,848
Interactive Media & Services — 0.6%
TripAdvisor Inc.(a)(b)	287,675	7,842,020
Yelp Inc.(a)	233,795	8,472,731
Ziff Davis Inc.(a)	333,695	36,993,428
		53,308,179
IT Services — 2.1%
Concentrix Corp.	296,890	53,030,492
Genpact Ltd.	790,200	41,943,816
LiveRamp Holdings Inc.(a)	471,214	22,594,711
Maximus Inc.	425,399	33,891,538
Sabre Corp.(a)	1,078,471	9,264,066
WEX Inc.(a)	133,368	18,723,534
		179,448,157
Leisure Products — 2.0%
Brunswick Corp./DE	533,511	53,740,563
Mattel Inc.(a)(b)	2,424,410	52,270,280
Polaris Inc.	169,594	18,640,076
YETI Holdings Inc.(a)(b)	606,493	50,235,815
		174,886,734
Life Sciences Tools & Services — 3.1%
Bruker Corp.	703,148	59,001,149
Medpace Holdings Inc.(a)(b)	198,963	43,302,307
Repligen Corp.(a)(b)	355,825	94,236,693
Syneos Health Inc., Class A(a)(b)	718,406	73,765,928
		270,306,077
Machinery — 4.3%
Colfax Corp.(a)	381,814	17,551,990
Crane Co.	169,264	17,219,227
Donaldson Co. Inc.	436,197	25,849,034
Graco Inc.	705,712	56,894,501
ITT Inc.	331,723	33,898,773
Lincoln Electric Holdings Inc.	237,002	33,054,669
Middleby Corp. (The)(a)(b)	246,360	48,473,794
Nordson Corp.	224,741	57,369,635
Toro Co. (The)	736,612	73,594,905
Trinity Industries Inc.	284,350	8,587,370
		372,493,898

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.0%
Cable One Inc.	19,897	$35,087,365
John Wiley & Sons Inc., Class A	151,362	8,668,502
New York Times Co. (The), Class A	670,662	32,392,974
TEGNA Inc.	674,544	12,519,537
		88,668,378
Metals & Mining — 2.4%
Alcoa Corp.	517,907	30,856,899
Cleveland-Cliffs Inc.(a)	3,149,234	68,558,824
Royal Gold Inc.	272,530	28,672,881
Steel Dynamics Inc.	1,306,033	81,065,469
		209,154,073
Oil, Gas & Consumable Fuels — 1.8%
Antero Midstream Corp.	2,252,219	21,801,480
CNX Resources Corp.(a)(b)	689,026	9,474,107
DTE Midstream LLC(a)	281,358	13,499,557
Murphy Oil Corp.	1,005,661	26,257,809
Targa Resources Corp.	1,584,521	82,775,377
		153,808,330
Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.	608,899	47,707,237

Professional Services — 1.6%
ASGN Inc.(a)(b)	360,537	44,490,266
FTI Consulting Inc.(a)(b)	237,279	36,403,344
Insperity Inc.	247,789	29,266,359
KBR Inc.	631,117	30,053,791
		140,213,760
Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.(a)(b)	171,129	46,091,885

Road & Rail — 1.7%
Avis Budget Group Inc.(a)(b)	277,343	57,512,618
Landstar System Inc.	171,416	30,686,892
Saia Inc.(a)	182,258	61,426,414
		149,625,924
Semiconductors & Semiconductor Equipment — 6.8%
Amkor Technology Inc.	286,347	7,098,542
Brooks Automation Inc.	514,491	53,049,167
Cirrus Logic Inc.(a)(b)	189,785	17,464,016
CMC Materials Inc.	131,793	25,263,400
First Solar Inc.(a)(b)	403,734	35,189,455
Lattice Semiconductor Corp.(a)	947,643	73,025,370
MKS Instruments Inc.	211,082	36,764,152
Power Integrations Inc.	417,509	38,782,411
Semtech Corp.(a)	294,122	26,156,269
Silicon Laboratories Inc.(a)(b)	278,101	57,405,608
SiTime Corp.(a)(b)	103,752	30,351,610
SunPower Corp.(a)(b)	575,580	12,012,355
Synaptics Inc.(a)(b)	272,058	78,763,512
Universal Display Corp.	300,031	49,514,116
Wolfspeed Inc.(a)(b)	441,090	49,300,629
		590,140,612
Software — 5.8%
ACI Worldwide Inc.(a)(b)	382,711	13,280,072
Aspen Technology Inc.(a)	463,090	70,482,298
Blackbaud Inc.(a)	186,385	14,720,687
CDK Global Inc.	384,878	16,064,808
Cerence Inc.(a)(b)	137,107	10,507,881
Security	Shares	Value

Software (continued)
CommVault Systems Inc.(a)(b)	204,792	$14,114,265
Digital Turbine Inc.(a)(b)	608,489	37,111,744
Envestnet Inc.(a)(b)	184,277	14,620,537
Fair Isaac Corp.(a)(b)	109,806	47,619,568
Manhattan Associates Inc.(a)	438,462	68,176,456
Mimecast Ltd.(a)	427,299	34,000,182
Paylocity Holding Corp.(a)	274,168	64,747,515
Qualys Inc.(a)(b)	231,056	31,705,504
SailPoint Technologies Holdings Inc.(a)(b)	645,397	31,198,491
Teradata Corp.(a)(b)	750,839	31,888,132
		500,238,140
Specialty Retail — 4.5%
American Eagle Outfitters Inc.	446,946	11,316,673
AutoNation Inc.(a)	130,064	15,197,979
Dick's Sporting Goods Inc.	449,062	51,637,639
Five Below Inc.(a)(b)	387,682	80,207,529
GameStop Corp., Class A(a)(b)	428,756	63,623,103
RH(a)(b)	120,032	64,329,950
Victoria's Secret & Co.(a)	246,071	13,666,783
Williams-Sonoma Inc.	514,622	87,038,019
		387,017,675
Textiles, Apparel & Luxury Goods — 2.3%
Capri Holdings Ltd.(a)	635,133	41,226,483
Columbia Sportswear Co.	126,965	12,371,470
Crocs Inc.(a)(b)	407,227	52,214,646
Deckers Outdoor Corp.(a)(b)	190,177	69,663,737
Skechers U.S.A. Inc., Class A(a)	438,313	19,022,784
		194,499,120
Trading Companies & Distributors — 0.6%
Watsco Inc.	150,838	47,194,193

Water Utilities — 0.6%
Essential Utilities Inc.	1,002,709	53,835,446

Total Common Stocks — 99.7%
(Cost: $6,539,209,807)		8,611,535,734

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	263,874,141	263,953,303
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	18,915,000	18,915,000
		282,868,303

Total Short-Term Investments — 3.3%
(Cost: $282,731,816)		282,868,303

Total Investments in Securities — 103.0% (Cost: $6,821,941,623)		8,894,404,037

Other Assets, Less Liabilities — (3.0)%		(261,473,458)

Net Assets — 100.0%		$8,632,930,579

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$374,280,636	$—		$(110,228,549	)(a)	$(15,169)	$(83,615)	$263,953,303	263,874,141	$449,525	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,285,000	13,630,000	(a)	—		—	—	18,915,000	18,915,000	628		—
						$(15,169)	$(83,615)	$282,868,303		$450,153		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	68	03/18/22	$19,296	$452,635

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/10/23	$634,648	$10,249	(c)	$625,517	0.0	%(d)
	Monthly	JPMorgan Chase Bank NA(e)	02/08/23	657,239	(15,998	)(f)	641,403	0.0	(d)
					$(5,749)		$1,266,920

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $19,380 of net dividends, payable for referenced securities purchased and financing fees.

(d)	Rounds to less than 0.1%.

(f)	Amount includes $(162) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)
Range:	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
December 31, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of December 31, 2021 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Software
Envestnet Inc.(a)	7,884	$625,517	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$625,517

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of December 31, 2021 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Hotels, Restaurants & Leisure
Scientific Games Corp./DE(a)	100	$6,683	1.0%
	Shares	Value	% of Basket Value
Software
Envestnet Inc.(a)	8,000	$634,720	99.0

Total Reference Entity — Long		641,403

Net Value of Reference Entity — JPMorgan Chase Bank NA		$641,403

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,611,535,734	$—	$—	$8,611,535,734
Money Market Funds	282,868,303	—	—	282,868,303
	$8,894,404,037	$—	$—	$8,894,404,037
Derivative financial instruments(a)
Assets
Futures Contracts	$452,635	$—	$—	$452,635
Swaps	—	10,249	—	10,249
Liabilities
Swaps	—	(15,998)	—	(15,998)
	$452,635	$(5,749)	$—	$446,886

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
December 31, 2021

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust